Note 13 - Commitments - Contractual Obligations (Details) $ in Thousands	Mar. 31, 2021 CAD ($)
Statement Line Items [Line Items]
Patent licensing costs	$ 1,575
Lease payments	35
Liquidity event payment	328
Not later than one year [member]
Statement Line Items [Line Items]
Patent licensing costs	165
Lease payments	35
Liquidity event payment	328
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Patent licensing costs	826
Lease payments
Liquidity event payment
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Patent licensing costs	584
Lease payments
Liquidity event payment